Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Investments in Associates and Joint Ventures	Investments in Associates and Joint Ventures

(CAD$ in millions)	NuevaUnión	Other	Total
At January 1, 2019	$1,058	$13	$1,071
Contributions	67	1	68
Changes in foreign exchange rates	(52)	—	(52)
Share of loss	(2)	(1)	(3)
Other	—	(5)	(5)
At December 31, 2019	$1,071	$8	$1,079
Contributions	11	1	12
Changes in foreign exchange rates	(22)	—	(22)
Share of income (loss)	1	(2)	(1)
Other	—	(1)	(1)
At December 31, 2020	$1,061	$6	$1,067